Revenue - Summary of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue [Abstract]
Sales-based royalties	$ 90,683	$ 68,613	$ 59,061
Revenue	$ 90,683	$ 68,613	$ 59,061